STOCK SPLIT	12 Months Ended
Feb. 29, 2020
Stockholders' Equity Note [Abstract]
STOCK SPLIT
NOTE 17—STOCK SPLIT
On June 18, 2020, the Company’s board of directors approved, and the Company effected, a 2.072-for-1 stock split of its common stock, without any change in the total shares authorized or the par value per share. All information related to the Company’s common stock and per common share amounts for all periods presented in the accompanying consolidated financial statements have been retroactively adjusted to give effect to the
2.072-for-1
stock split.